Reverse Recapitalization (Details)			3 Months Ended		12 Months Ended
		Dec. 19, 2023 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares	Mar. 31, 2023 $ / shares	[2]
Reverse Recapitalization [Line Items]
Net proceeds of common stock | $					$ 5,770,630
Gross proceeds | $		$ 5,000,000			17,100,000
Unsecured promissory notes | $					3,259,208
Transaction costs | $					10,947,805
Reverse recapitalization | $					$ 17,100,000
Par value per share | $ / shares	[1]		$ 0.0001		$ 0.0001 [2]		$ 0.0001
Shares issued					200,000
Prior stock split		3			37,956,206
Reverse recapitalization exchange ratio					0.0284
Warrant outstanding					11,500,000
Each warrant					100
Exercise price | $ / shares		$ 300	$ 1.95		$ 571
Share issued price per shares | $ / shares		$ 16,667
Zoomcar, Inc. [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization | $					$ 392,725
Zoomcar, Inc. [Member]
Reverse Recapitalization [Line Items]
Assumed liabilities | $					21,499,578
Gross proceeds | $					$ 4,804,482
Prior stock split					5.71
Common Stock [Member]
Reverse Recapitalization [Line Items]
Convertible share					1
Prior stock split					20,000,000
Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Common stock – issuance to IOAC shareholders		1,666,666
Common Stock [Member]
Reverse Recapitalization [Line Items]
Par value per share | $ / shares					$ 0.0001	$ 0.0001
Prior stock split			268,112
Common stock – issuance to IOAC shareholders	[3]			125,121

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.